Goodwill And Other Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Goodwill And Other Intangible Assets [Abstract]
Reclassification of acquired IPR&D	$ 14.3
Amortization expense of other intangible assets	93.1	63.3	58.5
Impairment charges primarily associated with customer relationship intangible assets	$ 51.9